Operating revenue - Geographical information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Net revenue	R$ 876,377	R$ 788,159	R$ 685,559
Assets	2,678,333	2,563,943
Liabilities	1,058,269	774,099
In Brazil
Disclosure of geographical areas [line items]
Net revenue	833,535	747,344	646,837
Assets	2,637,939	2,527,352
Liabilities	1,036,342	755,440
Abroad
Disclosure of geographical areas [line items]
Net revenue	42,842	40,815	R$ 38,722
Assets	40,394	36,591
Liabilities	R$ 21,927	R$ 18,659